Convertible debt with a variable conversion feature (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Convertible debt with a variable conversion feature {1}
Bluestem Advisors	$ 48,048
Carebourn Capital	376,081
GHS Investments	43,253
JMJ Financial	48,870	$ 55,556
JSJ Investments	50,000
KBM		64,000
LG	283,275	110,000
RDW Capital	100,000
SBI Investments	468,887
VGI	79,000
Total convertible notes payable	1,497,414	229,556
Less: debt discount	(1,237,764)	(223,556)
Convertible notes payable, net	$ 259,650	$ 6,000